UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22734

Western Asset Middle Market Debt Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)-777-0102

Date of fiscal year end: April 30

Date of reporting period: July 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

FORM N-Q

JULY 31, 2018

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 93.3%
CONSUMER DISCRETIONARY - 19.0%
Diversified Consumer Services - 1.2%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	1,060,000	$1,090,475	(a)

Hotels, Restaurants & Leisure - 14.0%
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes	10.500%	2/15/23	1,800,000	1,808,478	(a)(b)
Golden Nugget Inc., Senior Notes	8.750%	10/1/25	950,000	988,000	(a)(b)
Inn of the Mountain Gods Resort & Casino, Senior Secured Notes, Step Bond	9.250%	11/30/20	1,881,488	1,789,765	(a)(b)
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Secured Notes	10.250%	11/15/22	2,000,000	2,172,500	(a)(b)
Jacobs Entertainment Inc., Secured Notes	7.875%	2/1/24	950,000	995,125	(a)
Nathan’s Famous Inc., Senior Secured Notes	6.625%	11/1/25	1,730,000	1,745,137	(a)(b)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	1,433,000	1,558,388	(a)(b)
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes	5.875%	5/15/25	2,000,000	1,892,500	(a)(b)

Total Hotels, Restaurants & Leisure				12,949,893

Household Durables - 1.2%
APX Group Inc., Senior Notes	8.750%	12/1/20	1,000,000	992,500	(b)
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	100,000	102,125

Total Household Durables				1,094,625

Media - 0.7%
Altice Luxembourg SA, Senior Secured Notes	7.750%	5/15/22	690,000	689,138	(a)

Multiline Retail - 1.1%
Neiman Marcus Group, Ltd. LLC, Senior Notes (8.750% Cash or 9.500% PIK)	8.750%	10/15/21	1,645,884	1,049,251	(a)(b)(c)

Specialty Retail - 0.8%
PetSmart Inc., Senior Notes	7.125%	3/15/23	1,070,000	727,600	(a)

TOTAL CONSUMER DISCRETIONARY				17,600,982

CONSUMER STAPLES - 2.5%
Tobacco - 2.5%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	2,480,000	2,275,400	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
ENERGY - 14.1%
Energy Equipment & Services - 2.8%
Pride International Inc., Senior Notes	7.875%	8/15/40	1,750,000		$1,627,500	(b)
Trinidad Drilling Ltd., Senior Notes	6.625%	2/15/25	1,000,000		972,500	(a)

Total Energy Equipment & Services					2,600,000

Oil, Gas & Consumable Fuels - 11.3%
Berry Petroleum Co. Escrow	—	—	5,000,000		0	*(d)(e)(f)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	1,190,000		1,211,182	(a)(b)
Comstock Resources Inc., Senior Secured Notes (10.000% Cash or 12.250% PIK)	10.000%	3/15/20	750,000		790,312	(c)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.500%	1/30/26	590,000		578,200	(a)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.750%	1/30/28	150,000		147,188	(a)
Magnum Hunter Resources Corp. Escrow	—	—	2,920,000		0	*(d)(e)(f)
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	1,790,000		1,825,800
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	140,000		142,975
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	1,060,000		1,085,175	(b)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	5.250%	8/15/25	1,000,000		992,500	(a)(b)
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	750,000		518,438	(b)
Saratoga Resources Inc., Senior Secured Notes	12.500%	7/1/16	1,000,000		140	*(b)(g)
Shelf Drilling Holdings Ltd., Senior Notes	8.250%	2/15/25	1,410,000		1,443,487	(a)
Teine Energy Ltd., Senior Notes	6.875%	9/30/22	910,000		921,375	(a)(b)
Vesta Energy Corp.	8.125%	7/24/23	1,070,000	CAD	826,652

Total Oil, Gas & Consumable Fuels					10,483,424

TOTAL ENERGY					13,083,424

FINANCIALS - 3.2%
Capital Markets - 2.2%
Jefferies Finance LLC/JFIN Co.-Issuer Corp., Senior Notes	7.375%	4/1/20	2,000,000		2,045,000	(a)(b)

Diversified Financial Services - 1.0%
Werner FinCo LP/Werner FinCo Inc., Senior Notes	8.750%	7/15/25	1,000,000		965,000	(a)(b)

TOTAL FINANCIALS					3,010,000

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
HEALTH CARE - 16.4%
Health Care Equipment & Supplies - 3.7%
DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	1,000,000	$1,032,500	(a)(b)
Immucor Inc., Senior Notes	11.125%	2/15/22	2,390,000	2,413,900	(a)(b)

Total Health Care Equipment & Supplies				3,446,400

Health Care Providers & Services - 12.1%
Air Medical Group Holdings Inc., Senior Notes	6.375%	5/15/23	2,640,000	2,427,834	(a)(b)
BioScrip Inc., Second Lien Delayed Draw Notes	10.500%	8/15/20	136,364	141,818	(e)(h)(i)
BioScrip Inc., Second Lien Notes	10.500%	6/30/22	1,363,636	1,418,182	(e)(i)
BioScrip Inc., Senior Notes	8.875%	2/15/21	3,000,000	2,891,250	(b)
MPH Acquisition Holdings LLC, Senior Notes	7.125%	6/1/24	1,500,000	1,556,250	(a)(b)
Polaris Intermediate Corp., Senior Notes (8.500% PIK)	8.500%	12/1/22	400,000	415,000	(a)(c)
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	2,340,000	2,352,074	(b)

Total Health Care Providers & Services				11,202,408

Pharmaceuticals - 0.6%
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	570,000	605,881	(a)

TOTAL HEALTH CARE				15,254,689

INDUSTRIALS - 17.5%
Aerospace & Defense - 0.7%
Heligear Acquisition Co., Senior Secured Notes	10.250%	10/15/19	620,000	629,759	(a)

Commercial Services & Supplies - 2.0%
Monitronics International Inc., Senior Notes	9.125%	4/1/20	1,050,000	782,250	(b)
Waste Pro USA Inc., Senior Notes	5.500%	2/15/26	1,160,000	1,110,700	(a)(b)

Total Commercial Services & Supplies				1,892,950

Construction & Engineering - 4.1%
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/23	1,690,000	1,804,075	(a)
HC2 Holdings Inc., Senior Secured Notes	11.000%	12/1/19	2,000,000	2,040,000	(a)(b)

Total Construction & Engineering				3,844,075

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Machinery - 2.8%
BlueLine Rental Finance Corp./BlueLine Rental LLC, Senior Secured Notes	9.250%	3/15/24	1,520,000	$1,609,300	(a)(b)
Cleaver-Brooks Inc., Senior Secured Notes	7.875%	3/1/23	240,000	248,700	(a)
MAI Holdings Inc., Senior Secured Notes	9.500%	6/1/23	680,000	705,500

Total Machinery				2,563,500

Marine - 2.4%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US Inc., Senior Secured Notes	8.125%	11/15/21	2,740,000	2,260,500	(a)(b)

Road & Rail - 1.7%
Flexi-Van Leasing Inc., Secured Notes	10.000%	2/15/23	1,650,000	1,546,875	(a)(b)

Trading Companies & Distributors - 2.3%
Ahern Rentals Inc., Secured Notes	7.375%	5/15/23	1,040,000	1,024,400	(a)
Emeco Pty, Ltd., Senior Secured Notes	9.250%	3/31/22	1,003,963	1,069,220	(b)

Total Trading Companies & Distributors				2,093,620

Transportation Infrastructure - 1.5%
Neovia Logistics Services LLC/Neovia Logistics Intermediate Finance Corp., Senior Notes (10.000% Cash or 10.750% PIK)	10.000%	4/1/20	1,298,018	772,321	(a)(c)
Neovia Logistics Services LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	670,000	591,275	(a)(b)

Total Transportation Infrastructure				1,363,596

TOTAL INDUSTRIALS				16,194,875

INFORMATION TECHNOLOGY - 2.2%
Software - 1.2%
Fair Isaac Corp., Senior Notes	5.250%	5/15/26	330,000	333,069	(a)
Interface Special Holdings Inc., Senior Notes (19.000% PIK)	19.000%	11/1/23	1,312,303	754,574	(a)(b)(c)

Total Software				1,087,643

Technology Hardware, Storage & Peripherals - 1.0%
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	1,000,000	942,056	(b)

TOTAL INFORMATION TECHNOLOGY				2,029,699

MATERIALS - 9.5%
Chemicals - 1.3%
Techniplas LLC, Senior Secured Notes	10.000%	5/1/20	1,400,000	1,242,500	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Construction Materials - 5.2%
Hardwoods Acquisition Inc., Senior Secured Notes	7.500%	8/1/21	400,000	$369,000	(a)(b)
NWH Escrow Corp., Senior Secured Notes	7.500%	8/1/21	1,110,000	1,023,975	(a)(b)
US Concrete Inc., Senior Notes	6.375%	6/1/24	3,420,000	3,424,275	(b)

Total Construction Materials				4,817,250

Metals & Mining - 1.9%
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	1,950,000	1,355,250	(a)
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	544,000	378,080	(a)

Total Metals & Mining				1,733,330

Paper & Forest Products - 1.1%
Mercer International Inc., Senior Notes	6.500%	2/1/24	1,000,000	1,025,000

TOTAL MATERIALS				8,818,080

REAL ESTATE - 3.9%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Uniti Group Inc./CSL Capital LLC, Senior Notes	8.250%	10/15/23	2,000,000	1,880,000	(b)

Real Estate Management & Development - 1.9%
Kennedy-Wilson Inc., Senior Notes	5.875%	4/1/24	1,803,000	1,766,940	(b)

TOTAL REAL ESTATE				3,646,940

TELECOMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 1.5%
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	500,000	511,250	(a)(b)
Windstream Services LLC/Windstream Finance Corp., Senior Notes	7.750%	10/15/20	1,000,000	905,000

Total Diversified Telecommunication Services				1,416,250

Wireless Telecommunication Services - 3.5%
CSC Holdings LLC, Senior Notes	10.125%	1/15/23	290,000	319,725	(a)
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	1,000,000	1,035,000	(a)(b)
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	405,000	475,875	(b)
Sprint Corp., Senior Notes	7.875%	9/15/23	1,260,000	1,348,200	(b)

Total Wireless Telecommunication Services				3,178,800

TOTAL TELECOMMUNICATION SERVICES				4,595,050

TOTAL CORPORATE BONDS & NOTES (Cost - $86,666,810)				86,509,139

SENIOR LOANS - 19.5%
CONSUMER DISCRETIONARY - 7.6%
Hotels, Restaurants & Leisure - 2.2%
Affinity Gaming LLC, Initial Term Loan, Second Lien (1 mo. LIBOR + 8.250%)	10.327%	1/31/25	2,110,000	2,088,900	(j)(k)(l)

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Household Durables - 1.8%
Anchor Hocking LLC, 2018 Term Loan (1mo. LIBOR + 9.000%)	11.318%	6/4/19	1,695,630	$1,698,894	(j)(k)(l)

Specialty Retail - 2.3%
Isagenix International LLC, Term Loan	—	6/14/25	1,000,000	1,006,250	(e)(m)
PetSmart Inc., Term Loan B2 (1 mo. LIBOR + 3.000%)	5.100%	3/11/22	992,308	827,130	(j)(k)(l)
Spencer Gifts LLC, Second Lien Term Loan (1 mo. LIBOR + 8.250%)	10.330%	6/29/22	350,000	261,625	(j)(k)(l)

Total Specialty Retail				2,095,005

Textiles, Apparel & Luxury Goods - 1.3%
TOMS Shoes LLC, Initial Term Loan (1 mo. LIBOR + 5.500%)	7.580%	10/31/20	1,548,597	1,192,420	(j)(k)(l)

TOTAL CONSUMER DISCRETIONARY				7,075,219

CONSUMER STAPLES - 2.8%
Food Products - 2.8%
CSM Bakery Solutions LLC, Second Lien Term Loan (3 mo. LIBOR + 7.750%)	10.090%	5/23/21	1,710,000	1,618,443	(j)(k)(l)
Shearer’s Foods LLC, Second Lien Term Loan (1 mo. LIBOR + 6.750%)	8.827%	6/30/22	1,000,000	945,000	(e)(j)(k)(l)

TOTAL CONSUMER STAPLES				2,563,443

ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Westmoreland Coal Co., Term Loan (3 mo. LIBOR + 6.500%)	8.834%	12/16/20	1,952,349	511,949	(j)(k)(l)

FINANCIALS - 1.1%
Diversified Financial Services - 1.1%
GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. LIBOR + 5.000%)	7.079%	4/16/25	990,000	992,475	(e)(j)(k)(l)

HEALTH CARE - 1.9%
Health Care Equipment & Supplies - 1.2%
Lantheus Medical Imaging Inc., 2017 Term Loan B (1 mo. LIBOR + 3.750%)	5.822%	6/30/22	1,115,875	1,120,060	(e)(j)(k)(l)

Pharmaceuticals - 0.7%
Pearl Intermediate Parent LLC, Second Lien Initial Term Loan (1 mo. LIBOR + 6.250%)	8.329%	2/13/26	650,000	652,437	(j)(k)(l)

TOTAL HEALTH CARE				1,772,497

INDUSTRIALS - 2.7%
Construction & Engineering - 0.4%
American Traffic Solutions Inc., Second Lien Term Loan (1 mo. LIBOR + 7.750%)	9.822%	2/3/26	340,000	346,800	(e)(j)(k)(l)

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Marine - 2.3%
Commercial Barge Line Co., First Lien Initial Term Loan (1 mo. LIBOR + 8.750%)	10.827%	11/12/20	2,662,500	$2,185,747	(j)(k)(l)

TOTAL INDUSTRIALS				2,532,547

INFORMATION TECHNOLOGY - 1.8%
Electronic Equipment, Instruments & Components - 1.0%
Allflex Holdings III Inc., Second Lien Term Loan (3 mo. LIBOR + 7.000%)	9.347%	7/19/21	935,849	941,308	(j)(k)(l)

IT Services - 0.8%
Access CIG LLC, 2018 Incremental Loan, Second Lien	—	2/27/26	70,000	70,700	(m)
Access CIG LLC, Second Lien Delayed Draw Term Loan	—	2/27/26	33,597	33,933	(m)
Access CIG LLC, Second Lien Initial Loan (1 mo. LIBOR + 7.750%)	9.827%	2/27/26	625,419	631,673	(j)(k)(l)

Total IT Services				736,306

TOTAL INFORMATION TECHNOLOGY				1,677,614

MATERIALS - 0.5%
Metals & Mining - 0.5%
Magnetation LLC, DIP Term Loan (12.000% Cash or 12.000% PIK)	12.000%	12/31/20	530,182	13,255	*(c)(d)(e)(j)(k)(n)
Murray Energy Corp., Super Priority Loan B2 (1 mo. LIBOR + 7.250%)	9.327%	4/16/20	489,216	460,067	(j)(k)(l)

TOTAL MATERIALS				473,322

UTILITIES - 0.5%
Electric Utilities - 0.5%
Panda Temple Power LLC, Second Lien Term Loan (1 mo. LIBOR + 8.000%)	10.078%	2/7/23	490,903	495,199	(j)(k)(l)

TOTAL SENIOR LOANS (Cost - $20,624,085)				18,094,265

			SHARES
COMMON STOCKS - 7.5%
ENERGY - 6.7%
Oil, Gas & Consumable Fuels - 6.7%
Berry Petroleum Corp.			431,597	5,354,474	*
Blue Ridge Mountain Resources Inc.			151,555	848,708	*(d)(e)

TOTAL ENERGY				6,203,182

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY			SHARES	VALUE
UTILITIES - 0.8%
Electric Utilities - 0.8%
Panda Temple Power LLC			34,010	$782,230	*(d)(e)

TOTAL COMMON STOCKS (Cost - $9,195,163)				6,985,412

	RATE
PREFERRED STOCKS - 2.2%
INDUSTRIALS - 2.2%
Trading Companies & Distributors - 2.2%
General Finance Corp. (Cost - $1,996,875)	8.125%		79,875	2,036,813

CONVERTIBLE PREFERRED STOCKS - 0.3%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Berry Petroleum Co., (6.000% Cash or 6.000% PIK)	6.000%		3,363	46,381	(c)(i)
Sanchez Energy Corp.	6.500%		14,450	257,788

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $587,725)				304,169

			FACE AMOUNT†
ASSET-BACKED SECURITIES - 0.1%
ERP Iron Ore LLC (Cost - $57,208)	8.000%		57,208	56,922	(d)(e)

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%
BioScrip Inc. (Cost - $53,784)		6/30/27	1	0	*(d)(e)(f)(i)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $119,181,650)				113,986,720

	RATE		SHARES
SHORT-TERM INVESTMENTS - 2.7%
Dreyfus Government Cash Management, Institutional Shares (Cost - $2,526,427)	1.829%		2,526,427	2,526,427

TOTAL INVESTMENTS - 125.6% (Cost - $121,708,077)				116,513,147
Liabilities in Excess of Other Assets - (25.6)%				(23,763,275)

TOTAL NET ASSETS - 100.0%				$92,749,872

See Notes to Schedule of Investments.

WESTERN ASSET MIDDLE MARKET DEBT FUND INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(e)	Security is valued using significant unobservable inputs (Note 1).

(f)	Value is less than $1.

(g)	The maturity principal is currently in default as of July 31, 2018.

(h)	Represents an unfunded commitment as of July 31, 2018.

(i)	Restricted security (Note 2).

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(m)	All or a portion of this loan is unfunded as of July 31, 2018. The interest rate for fully unfunded term loans is to be determined.

(n)	The coupon payment on these securities is currently in default as of July 31, 2018.

Abbreviations used in this schedule:

CAD	— Canadian Dollar
DIP	— Debtor-in-Possession
LIBOR	— London Interbank Offered Rate
PIK	— Payment-In-Kind

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Middle Market Debt Fund Inc. (the “Fund”) was incorporated in Maryland on July 23, 2012 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide high income. As a secondary objective, the Fund seeks capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its managed assets which are the net assets of the Fund plus the principal amount of any borrowings, in below-investment-grade debt securities, including loans, issued by middle market companies. For investment purposes, “middle market” refers to companies with annual revenues of between $100 million and $1 billion at the time of investment by the Fund. Securities of middle market issuers are typically considered below investment grade (also commonly referred to as “junk bonds”). It is anticipated that the Fund will terminate on December 31, 2020. Upon its termination, it is anticipated that the Fund will have distributed substantially all of its net assets to stockholders, although securities for which no market exists or securities trading at depressed prices, if any, may be placed in a liquidating trust.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Notes to Schedule of Investments (unaudited) (continued)

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$13,083,424	$0	*	$13,083,424
Health Care	—	13,694,690	1,560,000		15,254,690
Other Corporate Bonds & Notes	—	58,171,025	—		58,171,025
Senior Loans:
Consumer Discretionary	—	6,068,969	1,006,250		7,075,219
Consumer Staples	—	1,618,443	945,000		2,563,443
Financials	—	—	992,475		992,475
Health Care	—	652,437	1,120,060		1,772,497
Industrials	—	2,185,747	346,800		2,532,547
Materials	—	460,067	13,255		473,322
Other Senior Loans	—	2,684,762	—		2,684,762
Common Stocks:
Energy	—	5,354,474	848,708		6,203,182
Utilities	—	—	782,230		782,230
Preferred Stocks	$2,036,813	—	—		2,036,813
Convertible Preferred Stocks	—	304,169	—		304,169
Asset-Backed Securities	—	—	56,922		56,922
Warrants	—	—	0	*	0	*

Total Long-Term Investments	2,036,813	104,278,207	7,671,700		113,986,720

Short-Term Investments†	2,526,427	—	—		2,526,427

Total Investments	$4,563,240	$104,278,207	$7,671,700		$116,513,147

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF APRIL 30, 2018		ACCRUED PREMIUMS/ DISCOUNTS	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)[1]	PURCHASES
Corporate Bonds & Notes:
Energy	$0	*	—	—	—	—
Health Care	1,560,000		$2,290	—	$(2,290)	—
Senior Loans:
Consumer
Discretionary	$231,000		$58	—	$29,317	$1,007,500
Consumer Staples	—		—	—	—	—
Financials	1,002,375		148	—	(10,048)	—
Health Care	2,123,821		129	$9,199	(12,456)	—
Industrials	—		(111)	—	7,537	339,374
Materials	13,255		114	—	(114)	—
Common Stocks:
Energy	1,154,849		—	—	(306,141)	—
Utilities	646,190		—	—	136,040	—
Asset-Backed Securities	56,922		—	—	—	—
Warrants	0	*	—	—	—	—

Total	$6,788,412		$2,628	$9,199	$(158,155)	$1,346,874

INVESTMENTS IN SECURITIES (CONT’D)	SALES		TRANSFERS INTO LEVEL 3[2]	TRANSFERS OUT OF LEVEL 3[3]	BALANCE AS OF JULY 31, 2018	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FOR INVESTMENTS IN SECURITIES STILL HELD AT JULY 31, 2018[1]
Corporate Bonds & Notes:
Energy	—		—	—	$0 *	—
Health Care	—		—	—	1,560,000	$(2,290)
Senior Loans:
Consumer Discretionary	—		—	$(261,625)	1,006,250	(1,250)
Consumer Staples	—		$945,000	—	945,000	—
Financials	—		—	—	992,475	(10,048)
Health Care	$(1,000,633)		—	—	1,120,060	(139)
Industrials	—		—	—	346,800	7,537
Materials	—		—	—	13,255	(114)
Common Stocks:
Energy	—		—	—	848,708	(306,141)
Utilities	—		—	—	782,230	136,040

Notes to Schedule of Investments (unaudited) (continued)

INVESTMENTS IN SECURITIES (CONT’D)	SALES	TRANSFERS INTO LEVEL 3[2]	TRANSFERS OUT OF LEVEL 3[3]	BALANCE AS OF JULY 31, 2018		NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FOR INVESTMENTS IN SECURITIES STILL HELD AT JULY 31, 2018[1]
Asset-Backed Securities	—	—	—	$56,922		—
Warrants	—	—	—	0	*	—

Total	$(1,000,633)	$945,000	$(261,625)	$7,671,700		$(176,405)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Restricted securities

The following Fund investments are restricted as to resale.

SECURITY	NUMBER OF SHARES/ FACE AMOUNT/ WARRANTS	ACQUISITION DATE	COST	VALUE AT 7/31/2018		VALUE PER SHARE/UNIT	PERCENT OF NET ASSETS
Berry Petroleum Co., Convertible Preferred Stock	3,363	2/17	$33,888	$46,381		$13.79	0.05%
BioScrip Inc., Second Lien Delayed Draw Notes, 10.500%, due 8/15/20	$136,364	6/17	136,364	141,818		104.00	0.15
BioScrip Inc., Second Lien Notes, 10.500%,due 6/30/22	$1,363,636	6/17	1,318,608	1,418,182		104.00	1.53
BioScrip Inc., Warrants	1	6/17	53,784	0	*,(a)	0.00	0.00

			$1,542,644	$1,606,381			1.73%

*	Value is less than $1.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Directors.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Middle Market Debt Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 24, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 24, 2018